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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014

                          Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30


Date of reporting period:  May 1, 2006 through October 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                    PIONEER
                                 -------------
                                  DIVERSIFIED
                                      HIGH
                                     INCOME
                                     TRUST

                                      HNW
                                 Ticker Symbol


                                   Semiannual
                                     Report

                                    10/31/07


                              [LOGO]PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         2

Portfolio Management Discussion                                               4

Portfolio Summary                                                             9

Prices and Distributions                                                     10

Performance Update                                                           11

Schedule of Investments                                                      12

Financial Statements                                                         30

Financial Highlights                                                         33

Notes to Financial Statements                                                34

Trustees, Officers and Service Providers                                     43

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Welcome to Pioneer. We thank you for your investment in Pioneer Diversified
High Income Trust, and are pleased to provide you with the Trust's first shareowner report since its inception on May 30, 2007.

Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in recent months, when an otherwise healthy long-term bull market was buffeted by problems in the mortgage and banking industries.

Since mid-year, issues tied to poor underwriting practices in the subprime sector of the mortgage industry and to problems with risk management by banks and hedge funds have resulted in increased market volatility and rising concern about risks to U.S. economic growth.

U.S. economic growth has slowed over the past two years, though due as much to the natural maturation of the cyclical expansion, as U.S. factories approached full utilization and the labor market approached full employment, as to rising commodity prices or short-term interest rates. The slowdown was, therefore, not entirely unwelcome, as it reduced the threat of higher inflation. More recently, however, there has been increasing concern that falling home prices, and/or disruptions in financial markets pose a larger threat to continuing economic growth, and we have seen two cuts in short-term interest rates from the Federal Reserve despite strong economic growth in the second and third quarters of this year. A weaker U.S. dollar has put upward pressure on some prices, but it has also significantly benefited exporters and companies competing in the global marketplace, stimulating U.S. economic growth.

Economic growth in the rest of the world remains relatively positive. In Europe, solid GDP growth has driven unemployment lower and supported growing consumption, although concerns about the impact of the strong Euro are a persistent source of worry. Japanese economic growth continues, albeit at a muted rate, and the country's deflationary problems are gradually receding. Economic growth in emerging market countries remains faster than in the developed world, led by China, which continues its rise as a world economic power.

The U.S. Federal Reserve and the world's other central banks continue to pursue policies aimed at producing low and stable inflation, believed to be the best backdrop for steady economic growth and low average unemployment over the long term. Keeping inflation low is also an important support for stock and bond valuations, and so central bank policies have also been "investor friendly." We view the Fed's recent rate cuts as temporarily "buying insurance" against a credit crunch, which

Letter

would threaten economic growth, rather than as an abandonment of its commitment to keeping inflation low.

Sudden swings in the markets are always to be expected. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

To receive the latest information about Pioneer funds, as well as timely informative articles on investing, I invite you to visit us at www.pioneerinvestments.com. All of us at Pioneer thank you for the confidence and trust you have placed in us.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury, President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of the report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07
--------------------------------------------------------------------------------

Pioneer Diversified High Income Trust began operations on May 30, 2007, as a closed-end fund with the primary objective of pursuing a high level of current income, with the potential for capital appreciation as a secondary objective. The Trust pursues its objectives by investing in high-yielding domestic and foreign bonds, floating rate bank loans and event-linked bonds. The Trust encountered a challenging investment environment during the first five months of operations. Declining home values and a looming crisis in the subprime mortgage market in the United States led to increasing volatility for income-oriented securities, including high-yield bonds and bank loans. In the following discussion, Andrew D. Feltus and Jonathan Sharkey provide an update on the Trust and its investment strategies for the first five months of its operations. Mr. Feltus and Mr. Sharkey, members of Pioneer's Fixed Income Group, are responsible for the Trust's day-to-day management.


Q:  How did the Trust perform in the first five months of its operations?


A: Pioneer Diversified High Income Trust had a total return of 1.07%, at net asset value, from its inception on May 30, 2007, through October 31, 2007. During the same period, the Trust's benchmark returned 0.34%. The benchmark is based on a 50% weighting of the Merrill Lynch Global High Yield and Emerging Markets Index and a 50% weighting of the CSFB Leveraged Loan Index. At market price, the Trust's total return for the period was -13.39%. During the period, the Trust provided a generous yield. The SEC yield at the end of the five-month period was 9.68%.


    Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.


    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q: What were your principal strategies the in the first five months of the Trust's investment operations?


A: The Trust is designed to maintain a balanced high-yielding strategy, seeking both high income and the potential for capital appreciation. To accomplish that, we draw upon the Pioneer's Fixed Income Group's expertise in credit research. In constructing a portfolio, we allocated 37.5% of Trust assets to global high yield securities, 37.5% to floating rate bank loans, and 25% to event-linked bonds. The global high-yield allocation has been composed primarily of domestic, high-yield corporate bonds, although we also have exposure to emerging market debt and high-yield corporate bonds from developed nations. Our investments in bank loans were in floating-rate securities, often judged to be of generally higher quality than high-yielding bonds, with solid covenant protection. Event-linked bonds are mostly securities issued as re-insurance bonds against the possibility of high occurrences of natural catastrophes, such as hurricanes or earthquakes. In managing the event-linked bond allocation, we draw upon the expertise of Montpelier Capital Advisors, Ltd., as sub-advisor to the Trust. Montpelier has significant expertise in evaluating catastrophic and insurance-linked risk.


    The average credit quality of the Trust's investments on October 31, 2007 was B.


Q: How would you describe the investment environment from the Trust's inception on May 30, 2007, through the period ended October 31, 2007?


A: Fixed-income and bank loan markets experienced significant volatility during the period. The bond market began to feel the effects of monetary tightening policies by the U.S. Federal Reserve Board ("Fed") and other major central banks. Early signs of a deceleration of growth, particularly in the United States, began to appear, while the most speculative part of the domestic economy in recent years - the housing industry - started to slump. Falling home values created problems in the subprime mortgage market, which began to affect the balance sheets of banks and other home lenders as well as investors in some mortgage-related securities. As major banks began disclosing information about their exposure to subprime mortgages, anxieties spread through the financial

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                             (continued)
--------------------------------------------------------------------------------

    markets. In a general flight to quality, investors increasingly sought out the highest-quality, lowest-risk securities, moving away from high-yield corporate bonds as the market saw little reward for taking on the added credit risks of lower-rated corporate debt. Despite this trend, the underlying economic fundamentals of high-yield issuers remained strong. With corporations posting strong profits and solid balance sheets, the default rate of domestic high-yield corporate bonds stood at just 1.1% at the end of the period - far below the long-term average rates. Outside the U.S., high-yield bonds in Europe and other major industrialized nations performed in line with the domestic market, although the appreciation of most foreign currencies against the dollar boosted the returns of U.S.-based investors in foreign markets. Emerging market debt outperformed other parts of the high-yield universe.


    The market for bank loans changed dramatically during the five-month period since the Trust's inception, as growing problems in the subprime mortgage industry created secondary effects on the supply and demand dynamics for collateralized bank loans. Over the full period, bank loans backed by the assets of borrowing companies delivered generally positive results, as the market for loans improved substantially in August, September and October after experiencing considerable volatility in June and July. The period saw a transition from a seller's market, which favored borrowing companies, to a buyer's market, which favored investors such as mutual funds. Default rates for bank loans remained near historic lows of 0.5%.


    Event-linked bonds generally performed well over the five-month period since the Trust's inception, as they tended to appreciate in value, as well as pay high yields, during a period of relatively light insurance losses from a relatively mild hurricane season.


Q: How did the Trust's investments influence performance during the period from May 30, 2007 through October 31, 2007?


A: The Trust's investments in higher-yielding securities helped provide a generous income stream during the period, consistent with the primary investment objective. On a total return basis, the Trust's investments in event-linked bonds provided the most significant positive support, as many of the bonds appreciated in value even as they continued to provide high yields.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The investments in high-yielding corporate bonds suffered more price loss during the five-month period since the Trust's inception and held back Trust performance, although those bonds did recover somewhat in the final three months of the period. The allocation to bank loans produced positive performance, despite suffering some price erosion during a market slump in July and August. However, they recovered strongly during the final three months of the period.


Q:  What is your investment outlook?


A: We believe the fixed-income markets are likely to stay volatile, but we think the Trust is well positioned because of its diversified portfolio of higher-yielding investments. We think we are likely to see an economic deceleration in the United States, but not a recession. The prices of high-yield bonds - as reflected in their yield advantages over Treasuries
    - are now more attractive after the summer corrections, and corporate profits continue to look healthy. We believe the default rate for high-yield debt and bank loans is likely to rise, but principally because it has been extremely low relative to long-term averages. We anticipate that the Fed will react to developments in the economy and the markets, and further cuts in the Fed funds rate are possible.


    While we see the potential for some continued instability in the bank loan market because of supply/demand imbalance, we anticipate that conditions should begin to stabilize in the first quarter of 2008. We anticipate that new loans entering the market in 2008 are likely to have stronger covenants to protect investors and are likely to have higher credit spreads - or yield premiums - reflecting both the supply/demand imbalance as well as the potential for increased defaults. In the meantime, investors in bank loans are being well compensated with competitive income for their investments, and although we expect default rates on the loans to increase, they remain very low by historical measures.


    Overall, we believe the Trust is well positioned with a diversified portfolio of high-yielding investments with the potential to produce a generous income stream.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 10/31/07                             (continued)
--------------------------------------------------------------------------------

    Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

    Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

    When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

    The Trust may invest up to 50% of its total assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Trust believes it is desirable to do so and their market price is generally more volatile than that of more liquid securities. Illiquid securities are also more difficult to value and investment of the Trust's assets in illiquid securities may restrict the Trust's ability to take advantage of market opportunities.

    The Trust may use leverage through the issuance of preferred shares with an aggregate liquidation preference of up to 33 1/3% of the Trust's total assets after such issuance. Leverage creates significant risks, including the risk that the Trust's income or capital appreciation will not be sufficient to cover the cost of leverage, which may adversely affect the return for the holders of common shares and may be viewed by visiting the Securities and Exchange Commission's web site at http://www.sec.gov.

    Risks of investing in the Trust are discussed in greater detail in the Trust's registration statement on Form N-2 relating to its common shares.

    Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 10/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)


[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds & Notes                         61.8%
Floating Rate Loan Interests                    33.4%
Temporary Cash Investments                       4.4%
Collateralized Mortgage Obligations              0.2%
Convertible Bonds                                0.2%
Warrants*                                        0.0%

* Amount is less than 0.1%.


Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio; based on S&P ratings)

[THE FOLLOWING DATA WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL]

B                                               39.0%
BB                                              28.8%
Not Rated                                       14.6%
CCC & Lower                                     12.2%
Cash Equivalents                                 4.4%
A & Higher                                       0.7%
BBB                                              0.3%

The portfolio is actively managed, and current holdings may be different.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS 10/31/07
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share         10/31/07     5/30/07
                          $21.06      $25.10

Net Asset Value
per Common Share         10/31/07     5/30/07
                          $23.47      $23.83

                         Net
Distributions per        Investment   Short-Term      Long-Term
Common Share             Income       Capital Gains   Capital Gains
(5/30/07 - 10/31/07)     $0.5940      $   -           $   -

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)*



 1.  Redwood Capital IX, Ltd., 11.993%, 1/9/08 (144A)                    2.71%
 2.  Cascadia, Ltd., 8.489%, 6/13/08 (144A)                              2.70
 3.  Foundation Re, Ltd., 9.46%, 11/24/08 (144A)                         1.99
 4.  Australis, Ltd., 9.01%, 3/24/09 (144A)                              1.89
 5.  Fhu-Jin, Ltd., 9.255%, 8/10/11 (144A)                               1.65
 6.  Atlantic & Western Re, Ltd., 11.481%, 1/9/09 (144A)                 1.64
 7.  Australis, Ltd., 9.36%, 2/3/09 (144A)                               1.63
 8.  Residential Reinsurance 2005, Ltd., 14.071%, 6/6/08 (144A)          1.56
 9.  Blue Fin, Ltd., 9.275% 4/10/12 (144A)                               1.35
10.  AKIBARE, 8.445%, 5/22/12 (144A)                                     1.23

* This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 10/31/07
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in market value, plus reinvested dividends and distributions, of a $10,000 investment made in common shares of Pioneer Diversified High Income Trust, compared to that of the combined (50%/50%) Merrill Lynch Global High Yield and EM CSFB Leveraged Loan Indexes.

Cumulative Total Returns
(As of October 31, 2007)

---------------------------------------------------
                           Net Asset        Market
Period                    Value (NAV)        Price
Life-of-Trust
(5/30/07)                 1.07%             -13.39%
---------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

               Pioneer                  50%                  50%
               Diversified High         ML Global            CSFB
               Income Trust             HY and EM            Leveraged Loan
 5/07          10020                    10000
 6/07          10000                    10000
 7/07           9232                    10000
 8/07           8885                    10000
 9/07           8585                    10000
10/07           8661                    10100

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

The Merrill Lynch Global High Yield and Emerging Markets Plus Index tracks the performance of the below- and border-line investment-grade global debt markets denominated in the major developed market currencies. The Index includes sovereign issuers rated BBB1 and lower along with corporate issues rated BB1 and lower. There are no restrictions on issuer country of domicile. The CSFB Leveraged Loan Index is designed to mirror the investible universe of the U.S. dollar-denominated leveraged loan market. The CSFB Leveraged Loan Index consists of tradable term loans with at least one year to maturity and rated BBB or lower.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited)
--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings
USD($)              (unaudited)                                                               Value
                                  COLLATERIZED MORTGAGE OBLIGATIONS - 0.2% of Net Assets
                                  Diversified Financials - 0.2%
      400,000       BB/Ba3        DB Master Finance LLC, 8.285%, 6/20/31 (144A)        $    411,326
                                                                                       ------------
                                  TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                                  (Cost $406,092)                                      $    411,326
                                                                                       ------------
                                  CORPORATE BONDS & NOTES - 62.5% of Net Assets
                                  Energy - 4.9%
                                  Oil & Gas Drilling - 0.2%
      300,000       NR/NR         Skeie Drilling & Production ASA, 11.25%,
                                  3/8/13 (144A)                                        $    292,500
                                                                                       ------------
                                                                                       $    292,500
                                                                                       ------------
                                  Oil & Gas Equipment & Services - 1.3%
      400,000       BB/Ba2        Bristow Group, Inc., 7.5%, 9/15/17 (144A)            $    412,000
      350,000       B/B2          Complete Production Services, Inc.,
                                  8.0%, 12/15/16                                            339,500
NOK 5,000,000       NR/NR         Norwegian Energy Co. AS, 11.0%,
                                  7/13/10 (144A)                                            922,774
      275,000       NR/B1         SemGroup L.P., 8.75%, 11/15/15 (144A)                     264,000
      600,000(a)    NR/NR         Sevan Marine ASA, 8.37%, 5/14/13 (144A)                   594,000
                                                                                       ------------
                                                                                       $  2,532,274
                                                                                       ------------
                                  Integrated Oil & Gas - 0.3%
      500,000       NR/B2         Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)              $    485,000
                                                                                       ------------
                                  Oil & Gas Exploration & Production - 1.0%
      160,000       B/B3          Berry Petroleum Co., 8.25%, 11/1/16                  $    163,200
      500,000       CCC+/Caa1     Harvest Operations Corp., 7.875%, 10/15/11                486,250
      160,000       B/B3          Hilcorp Energy I L.P./Hilcorp Finance Co., 7.75%,
                                  11/1/15 (144A)                                            157,400
      675,000       B-/Caa1       Parallel Petroleum Corp., 10.25%, 8/1/14 (144A)           685,125
      225,000       B-/Caa2       PetroQuest Energy, Inc., 10.375%, 5/15/12                 230,625
      250,000       B/B1          Quicksilver Resources, Inc., 7.125%, 4/1/16               246,250
                                                                                       ------------
                                                                                       $  1,968,850
                                                                                       ------------
                                  Oil & Gas Refining & Marketing - 0.7%
      955,000       B-/B3         Aventine Renewable Energy Holdings, Inc.,
                                  10.0%, 4/1/17                                        $    849,950
      600,000       B-/B3         VeraSun Energy Corp., 9.375%, 6/1/17 (144A)               493,500
                                                                                       ------------
                                                                                       $  1,343,450
                                                                                       ------------

12  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                               Value
                                   Oil & Gas Storage & Transportation - 1.0%
         530,000     B/B1          Inergy L.P./Inergy Finance Corp., 8.25%, 3/1/16      $    553,850
         250,000     BB+/NR        LPG International, Inc., 7.25%, 12/20/15                  251,625
         150,000     CCC+/B3       Targa Resources, Inc., 8.5%, 11/1/13 (144A)               151,500
         550,000     B+/B1         Transportadora de Gas del Sur SA, 7.875%,
                                   5/14/17 (144A)                                            502,425
         400,000     BB+/Ba3       Williams Partners L.P./Williams Partners Finance
                                   Corp., 7.25%, 2/1/17                                      412,500
                                                                                        ------------
                                                                                        $  1,871,900
                                                                                        ------------
                                   Coal & Consumable Fuels - 0.4%
         900,000     B+/B2         Massey Energy Co., 6.875%, 12/15/13                  $    850,500
                                                                                        ------------
                                   Total Energy                                         $  9,344,474
                                                                                        ------------
                                   Materials - 7.0%
                                   Commodity Chemicals - 0.9%
         400,000     B+/B1         ARCO Chemical Co., 9.8%, 2/1/20                      $    392,000
       1,750,000     CCC+/B3       Georgia Gulf Corp., 10.75%, 10/15/16                    1,386,875
                                                                                        ------------
                                                                                        $  1,778,875
                                                                                        ------------
                                   Diversified Chemicals - 1.2%
         110,000     BB/NR         Braskem SA, 11.75%, 1/22/14 (144A)                   $    135,300
  EURO 1,175,000     B-/B3         Ineos Group Holdings Plc, 7.875%,
                                   2/15/16 (144A)                                          1,563,947
         650,000     B/B2          Montell Finance Co. BV, 8.1%, 3/15/27 (144A)              565,500
                                                                                        ------------
                                                                                        $  2,264,747
                                                                                        ------------
                                   Construction Materials - 0.2%
         320,000     NR/NR         Blaze Recycling & Metals LLC/Blaze Finance Corp.,
                                   10.875%, 7/15/12 (144A)                              $    320,000
                                                                                        ------------
                                   Metal & Glass Containers - 0.5%
  EURO   625,000     B-/B3         Impress Holdings BV, 9.25%, 9/15/14 (144A)           $    958,478
          80,000     B/B2          Vitro, S.A.B. de CV, 9.125%, 2/1/17                        79,000
                                                                                        ------------
                                                                                        $  1,037,478
                                                                                        ------------
                                   Paper Packaging - 1.0%
         600,000     B-/B3         Exopack Holding Corp., 11.25%, 2/1/14                $    607,500
         500,000     B-/B3         Graphic Packaging International, Inc.,
                                   9.5%, 8/15/13                                             525,000
         750,000     B/B3          U.S. Corrugated, Inc., 10.0%, 6/1/13                      697,500
                                                                                        ------------
                                                                                        $  1,830,000
                                                                                        ------------

 The accompanying notes are an integral part of these financial statements.  13

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD($)                   (unaudited)                                                             Value
                                       Aluminum - 0.8%
        700,000          B-/Caa1       Aleris International, Inc., 10.0%, 12/15/16        $    616,000
        350,000          B+/B1         Asia Aluminum Holdings, Ltd., 8.0%,
                                       12/23/11 (144A)                                         339,955
        500,000          B/Caa1        Indalex Holding Corp., 11.5%, 2/1/14                    465,000
                                                                                          ------------
                                                                                          $  1,420,955
                                                                                          ------------
                                       Diversified Metals & Mining - 1.2%
        350,000          B-/B3         American Rock Salt Co., LLC, 9.5%, 3/15/14         $    356,125
        250,000          BB-/Ba3       FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)          296,250
      1,085,000          B/NR          Industrias Metalurgicas Pescarmona SA, 11.25%,
                                       10/22/14 (144A)                                       1,083,921
        500,000(a)(b)    CCC+/B3       Noranda Aluminum Acquisition Corp., 9.36%,
                                       5/15/15 (144A)                                          461,250
         75,000          B-/B3         PNA Group, Inc., 10.75%, 9/1/16                          76,688
                                                                                          ------------
                                                                                          $  2,274,234
                                                                                          ------------
                                       Steel - 0.9%
      1,245,000          B-/Caa1       Algoma Acquisition Corp., 9.875%,
                                       6/15/15 (144A)                                     $  1,101,825
 EURO   600,000          NR/Caa1       Bulgaria Steel Finance BV, 12.0%, 5/4/13                577,257
 EURO    50,000          B-/Caa1       Zlomrex International Finance SA, 8.5%,
                                       2/1/14 (144A)                                            65,466
                                                                                          ------------
                                                                                          $  1,744,548
                                                                                          ------------
                                       Forest Products - 0.3%
        250,000          CCC+/B2       Ainsworth Lumber Co., Ltd., 6.75%, 3/15/14         $    160,625
        500,000          B-/B3         Mandra Forestry Holdings, Ltd., 12.0%,
                                       5/15/13 (144A)                                          471,250
                                                                                          ------------
                                                                                          $    631,875
                                                                                          ------------
                                       Total Materials                                    $ 13,302,712
                                                                                          ------------
                                       Capital Goods - 3.3%
                                       Aerospace & Defense - 0.2%
        300,000          B-/B3         TransDigm, Inc., 7.75%, 7/15/14                    $    305,250
                                                                                          ------------
                                       Building Products - 0.4%
        500,000(a)       B+/B2         Builders FirstSource, Inc., 9.808%, 2/15/12        $    470,000
        300,000(a)(c)    BBB-/NR       C8 Capital SPV, Ltd., 6.64% (144A)                      292,491
                                                                                          ------------
                                                                                          $    762,491
                                                                                          ------------
                                       Construction & Engineering - 0.5%
        750,000          NR/B2         Desarrolladora Metropolitana SA de CV, 10.875%,
                                       5/9/17 (144A)                                      $    757,500
        200,000          B+/Ba3        Dycom Industries, Inc., 8.125%, 10/15/15                203,500
                                                                                          ------------
                                                                                          $    961,000
                                                                                          ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings
USD($)              (unaudited)                                                           Value
                                  Electrical Components & Equipment - 0.3%
     650,000(c)     NR/B3         Rede Empresas de Energia Eletrica SA,
                                  11.125% (144A)                                   $    654,875
                                                                                   ------------
                                  Construction & Farm Machinery & Heavy Trucks - 1.9%
     600,000        B-/B3         Accuride Corp., 8.5%, 2/1/15                     $    564,000
     520,000        B+/B1         Commercial Vehicle Group, Inc., 8.0%, 7/1/13          499,200
     500,000        B/B2          Esco Corp., 8.625%, 12/15/13 (144A)                   508,750
   1,300,000        B+/B2         Greenbrier Companies, Inc., 8.375%, 5/15/15         1,285,375
     500,000(d)     CCC+/Caa2     Stanadyne Corp., 0.0%, 2/15/15                        405,000
     400,000        B/B3          Titan International, Inc., 8.0%, 1/15/12              400,000
                                                                                   ------------
                                                                                   $  3,662,325
                                                                                   ------------
                                  Total Capital Goods                              $  6,345,941
                                                                                   ------------
                                  Commercial Services & Supplies - 1.0%
                                  Diversified Commercial & Professional Services - 1.0%
     350,000        B+/Ba2        FTI Consulting, Inc., 7.75%, 10/1/16             $    365,750
     425,000(a)     B-/B3         NCO Group, Inc., 10.428%, 11/15/13                    421,812
     900,000        B-/Caa1       NCO Group, Inc., 11.875%, 11/15/14                    895,500
     250,000        B-/B3         Park-Ohio Industries, Inc., 8.375%, 11/15/14          233,125
                                                                                   ------------
                                  Total Commercial Services & Supplies             $  1,916,187
                                                                                   ------------
                                  Transportation - 0.5%
                                  Airlines - 0.3%
     154,114        B-/B1         American Airlines, Inc., 7.377%, 5/23/19         $    144,867
     500,000(c)     NR/Ba2        GOL Finance, 8.75% (144A)                             491,250
                                                                                   ------------
                                                                                   $    636,117
                                                                                   ------------
                                  Railroads - 0.2%
     350,000        B+/B2         Kansas City Southern de Mexico,
                                  7.625%, 12/1/13                                  $    357,000
                                                                                   ------------
                                  Total Transportation                             $    993,117
                                                                                   ------------
                                  Automobiles & Components - 0.7%
                                  Auto Parts & Equipment - 0.7%
     330,000        B-/Caa1       Allison Transmission, Inc., 11.0%,
                                  11/1/15 (144A)                                   $    336,600
     500,000(b)     B-/Caa1       Allison Transmission, Inc., 11.25%,
                                  11/1/15 (144A)                                        495,000
     500,000        CCC+/Caa1     Cooper-Standard Automotive, Inc.,
                                  8.375%, 12/15/14                                      445,000
                                                                                   ------------
                                  Total Automobiles & Components                   $  1,276,600
                                                                                   ------------

 The accompanying notes are an integral part of these financial statements.  15

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal               S&P/Moody's
Amount                  Ratings
USD($)                  (unaudited)                                                              Value
                                      Consumer Durables & Apparel - 1.3%
                                      Homebuilding - 0.3%
          315,000       BB-/Ba3       Desarrolladora Homex S.A.B. de CV,
                                      7.5%, 9/28/15                                       $    319,725
          500,000       B/Caa1        William Lyon Homes, Inc., 7.5%, 2/15/14                  315,000
                                                                                          ------------
                                                                                          $    634,725
                                                                                          ------------
                                      Housewares & Specialties - 0.5%
          200,000       B-/B3         Jarden Corp., 7.5%, 5/1/17                          $    190,000
          750,000       CCC+/Caa1     Yankee Acquisition Corp., 9.75%, 2/15/17                 693,750
                                                                                          ------------
                                                                                          $    883,750
                                                                                          ------------
                                      Footwear - 0.5%
  EURO    730,000(a)    B-/Caa1       Edcon Holdings Proprietary, Ltd., 10.23%,
                                      6/15/15 (144A)                                      $    971,644
                                                                                          ------------
                                      Total Consumer Durables & Apparel                   $  2,490,119
                                                                                          ------------
                                      Consumer Services - 1.4%
                                      Casinos & Gaming - 1.4%
  EURO     50,000       B/B2          Codere Finance Luxembourg SA, 8.25%,
                                      6/15/15 (144A)                                      $     73,423
          550,000       CCC+/Caa1     Fontainebleau Las Vegas Holdings LLC/
                                      Fontainebleau Las Vegas Capital Corp., 10.25%,
                                      6/15/15 (144A)                                           514,250
          275,000       B/B2          Little Traverse Bay Bands of Odawa Indians,
                                      10.25%, 2/15/14 (144A)                                   281,875
  EURO     50,000       B/B3          Peermont Global, Ltd., 7.75%, 4/30/14 (144A)              69,444
          750,000       B/Ba3         Station Casinos, Inc., 6.625%, 3/15/18                   594,375
          750,000       B/Caa1        Trump Entertainment Resorts, Inc., 8.5%, 6/1/15          635,625
          650,000       CCC+/Caa1     Wimar Opco LLC, 9.625%, 12/15/14 (144A)                  487,500
                                                                                          ------------
                                      Total Consumer Services                             $  2,656,492
                                                                                          ------------
                                      Media - 0.8%
                                      Movies & Entertainment - 0.2%
          400,000       B+/Ba2        Corporacion Interamericana de Entretenimiento
                                      SA de CV, 8.875%, 6/14/15 (144A)                    $    408,000
                                                                                          ------------
                                      Publishing - 0.6%
          536,875(b)    CCC+/Caa1     AAC Group Holding Corp., 14.75%, 10/1/12            $    518,084
          600,000       CCC+/Caa1     TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)             597,000
                                                                                          ------------
                                                                                          $  1,115,084
                                                                                          ------------
                                      Total Media                                         $  1,523,084
                                                                                          ------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal           S&P/Moody's
Amount              Ratings
USD($)              (unaudited)                                                               Value
                                  Retailing - 0.5%
                                  Distributors - 0.3%
      500,000       B-/B3         Intcomex, Inc., 11.75%, 1/15/11                      $    510,000
                                                                                       ------------
                                  Specialty Stores - 0.2%
      500,000       CCC+/B2       Sally Holdings LLC, 9.25%, 11/15/14                  $    502,500
                                                                                       ------------
                                  Total Retailing                                      $  1,012,500
                                                                                       ------------
                                  Food & Staples Retailing - 0.4%
                                  Drug Retail - 0.1%
      275,000       CC/Caa3       Duane Reade, Inc., 9.75%, 8/1/11                     $    266,750
                                                                                       ------------
                                  Food Distributors - 0.3%
      250,000       B+/B1         JBS SA, 10.5%, 8/4/16 (144A)                         $    264,375
      275,000(d)    NR/B2         SA Fabrica de Produtos Alimenticios Vigor, 9.25%,
                                  2/23/17 (144A)                                            273,281
                                                                                       ------------
                                                                                       $    537,656
                                                                                       ------------
                                  Total Food & Staples Retailing                       $    804,406
                                                                                       ------------
                                  Food, Beverage & Tobacco - 1.1%
                                  Brewers - 0.1%
      189,000       B+/Ba3        Cerveceria Nacional Dominicana C por A, 8.0%,
                                  3/27/14 (144A)                                       $    195,143
                                                                                       ------------
                                  Agricultural Products - 0.5%
      580,000(c)    BB/Ba2        Cosan SA Industria e Comercio, 8.25% (144A)          $    569,850
      400,000       B+/B1         Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)           420,000
                                                                                       ------------
                                                                                       $    989,850
                                                                                       ------------
                                  Packaged Foods & Meats - 0.3%
      500,000       B/NR          Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)          $    503,750
                                                                                       ------------
                                  Tobacco - 0.2%
      500,000       B/B2          Alliance One International, Inc., 8.5%, 5/15/12      $    497,500
                                                                                       ------------
                                  Total Food, Beverage & Tobacco                       $  2,186,243
                                                                                       ------------
                                  Health Care Equipment & Services - 2.2%
                                  Health Care Equipment & Services - 0.4%
      750,000       CCC+/Caa2     Accellent, Inc., 10.5%, 12/1/13                      $    706,875
                                                                                       ------------
                                  Health Care Supplies - 0.2%
      500,000(a)    CCC+/B3       Medical Services Co., 12.743%, 10/15/11              $    467,500
                                                                                       ------------

 The accompanying notes are an integral part of these financial statements.  17

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD($)                   (unaudited)                                                             Value
                                       Health Care Services - 0.8%
        350,000          CCC+/B3       Rural/Metro Corp., 9.875%, 3/15/15                 $    338,187
        725,000(b)       CCC+/B3       Surgical Care Affiliates, Inc., 8.875%,
                                       7/15/15 (144A)                                          692,375
        570,000          CCC+/Caa1     Surgical Care Affiliates, Inc., 10.0%,
                                       7/15/17 (144A)                                          544,350
                                                                                          ------------
                                                                                          $  1,574,912
                                                                                          ------------
                                       Health Care Facilities - 0.5%
        500,000          B-/B3         Community Health Systems, Inc., 8.875%,
                                       7/15/15 (144A)                                     $    506,250
        420,000          CCC+/Caa1     Hanger Orthopedic Group, Inc., 10.25%, 6/1/14           436,800
                                                                                          ------------
                                                                                          $    943,050
                                                                                          ------------
                                       Managed Health Care - 0.3%
        500,000          B-/Caa1       Multiplan, Inc., 10.375%, 4/15/16 (144A)           $    511,250
                                                                                          ------------
                                       Total Health Care Equipment & Services             $  4,203,587
                                                                                          ------------
                                       Pharmaceuticals & Biotechnology & Life Sciences - 0.5%
                                       Biotechnology - 0.2%
        400,000          CCC/Caa1      Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14     $    338,000
                                                                                          ------------
                                       Pharmaceuticals - 0.3%
        250,000          B-/B2         Phibro Animal Health Corp., 10.0%,
                                       8/1/13 (144A)                                      $    256,875
        250,000          B-/B3         Warner Chilcott Corp., 8.75%, 2/1/15                    258,750
                                                                                          ------------
                                                                                          $    515,625
                                                                                          ------------
                                       Total Pharmaceuticals & Biotechnology &
                                       Life Sciences                                      $    853,625
                                                                                          ------------
                                       Banks - 1.2%
                                       Diversified Banks - 1.2%
        500,000(a)(c)    NR/B2         ALB Finance BV, 9.375%                             $    386,150
        250,000          B+/Ba1        ATF Capital BV, 9.25%, 2/21/14 (144A)                   257,500
        375,000          NR/B2         Banco Macro SA, 8.5%, 2/1/17                            342,187
        700,000(a)       NR/Ba1        Banco Macro SA, 10.75%, 6/7/12                          579,250
        300,000          B+/Ba3        Petrocommerce Finance SA, 8.75%, 12/17/09               296,370
        500,000          BB/Ba1        TuranAlem Finance BV, 8.5%, 2/10/15 (144A)              465,000
                                                                                          ------------
                                       Total Banks                                        $  2,326,457
                                                                                          ------------
                                       Diversified Financials - 13.4%
                                       Other Diversified Financial Services - 1.9%
      2,500,000(a)       BB+/NR        Blue Fin, Ltd., 9.275% 4/10/12 (144A)              $  2,500,000
      1,000,000(a)       B/NR          Carillon, Ltd., 20.944%, 1/10/11 (144A)               1,052,600
                                                                                          ------------
                                                                                          $  3,552,600
                                                                                          ------------

18  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                               Value
                                   Specialized Finance - 10.3%
     3,500,000(a)    BB/NR         Australis, Ltd., 9.01%, 3/24/09 (144A)               $  3,497,550
     3,000,000(a)    BB/NR         Australis, Ltd., 9.36%, 2/3/09 (144A)                   3,011,700
     2,000,000(a)    BB/NR         Calabash Re, Ltd., 13.999%, 6/1/09 (144A)               2,100,000
     1,000,000(a)    BB/NR         Calabash Re II, Ltd., 14.094%, 1/8/10 (144A)            1,033,600
     5,000,000(a)    BB+/NR        Cascadia, Ltd., 8.849%, 6/13/08 (144A)                  5,001,500
     1,000,000(a)    NR/B1         Spinnaker Capital, Ltd., 17.194%,
                                   6/15/08 (144A)                                          1,056,600
     2,000,000(a)    B/B2          Successor Hurricane Industry, Ltd., 18.998%,
                                   12/6/07 (144A)                                          2,018,200
     2,000,000(a)    NR/NR         Successor II, Ltd., 44.948%, 6/6/08 (144A)              2,101,000
                                                                                        ------------
                                                                                        $ 19,820,150
                                                                                        ------------
                                   Consumer Finance - 0.7%
       460,000       B+/Ba3        AmeriCredit Corp., 8.5%, 7/1/15 (144A)               $    411,700
       500,000       CCC/Caa1      KAR Holdings, Inc., 10.0%, 5/1/15 (144A)                  477,500
       550,000       BB-/Ba2       Russian Standard Finance SA, 7.5%,
                                   10/7/10 (144A)                                            501,875
                                                                                        ------------
                                                                                        $  1,391,075
                                                                                        ------------
                                   Investment Banking & Brokerage - 0.5%
       965,000(b)    B-/B3         LVB Acquisition Merger Sub, Inc., 10.375%,
                                   10/15/17 (144A)                                      $    977,063
                                                                                        ------------
                                   Total Diversified Financials                         $ 25,740,888
                                                                                        ------------
                                   Insurance - 12.8%
                                   Insurance Brokers - 0.5%
       600,000       CCC+/Caa1     HUB International Holdings, Inc., 10.25%,
                                   6/15/15 (144A)                                       $    555,000
       500,000       CCC/Caa1      USI Holdings Corp., 9.75%, 5/15/15 (144A)                 441,250
                                                                                        ------------
                                                                                        $    996,250
                                                                                        ------------
                                   Multi-Line Insurance - 0.6%
     1,000,000(a)    BB+/Baa3      Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)     $    939,992
       100,000       B/NR          Sul America Participacoes SA, 8.625%,
                                   2/15/12 (144A)                                            104,250
                                                                                        ------------
                                                                                        $  1,044,242
                                                                                        ------------
                                   Property & Casualty Insurance - 0.2%
       625,000(a)    A+/Aa3        AMBAC Financial Group, Inc., 6.15%, 2/15/37          $    477,538
                                                                                        ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal            S&P/Moody's
Amount               Ratings
USD($)               (unaudited)                                                             Value
                                   Reinsurance - 11.5%
     2,250,000(a)    BB+/NR        AKIBARE, 8.445%, 5/22/12 (144A)                    $  2,279,700
     1,500,000(a)    BB+/NR        AKIBARE, 8.645%, 5/22/12 (144A)                       1,519,650
     3,000,000(a)    CCC/NR        Atlantic & Western Re, Ltd., 11.481%,
                                   1/9/09 (144A)                                         3,033,240
     3,000,000(a)    BB+/NR        Fhu-Jin, Ltd., 9.26%, 8/10/11 (144A)                  3,061,470
     3,750,000(a)    BB/NR         Foundation Re, Ltd., 9.62%, 11/24/08 (144A)           3,687,675
     5,000,000(a)    NR/Ba2        Redwood Capital IX, Ltd., 11.993%,
                                   1/9/08 (144A)                                         5,014,500
     2,900,000(a)    B-/NR         Residential Reinsurance 2005, Ltd., 14.071%,
                                   6/6/08 (144A)                                         2,893,910
       500,000(a)    B/NR          Residential Reinsurance 2006, Ltd., 15.621%,
                                   6/5/09 (144A)                                           516,350
                                                                                      ------------
                                                                                      $ 22,006,495
                                                                                      ------------
                                   Total Insurance                                    $ 24,524,525
                                                                                      ------------
                                   Real Estate - 0.8%
                                   Real Estate Management & Development - 0.8%
       100,000(a)    B+/NR         Alto Palermo SA, 11.0%, 6/11/12 (144A)             $     88,000
       105,000       B+/B1         China Properties Group, Ltd., 9.125%,
                                   5/4/14 (144A)                                            94,500
       410,000       B+/NR         IRSA Inversiones y Representaciones SA, 8.5%,
                                   2/2/17 (144A)                                           372,485
     1,100,000       B+/B1         Neo-China Group Holdings, Ltd., 9.75%,
                                   7/23/14 (144A)                                        1,014,750
                                                                                      ------------
                                   Total Real Estate                                  $  1,569,735
                                                                                      ------------
                                   Software & Services - 1.7%
                                   IT Consulting & Other Services - 0.2%
           400(e)    CCC+/B2       MSX International UK/MXS International Business
                                   Services FR/MXS International GmbH, 12.5%,
                                   4/1/12 (144A)                                      $    380,000
                                                                                      ------------
                                   Data Processing & Outsourced Services - 1.2%
     1,440,000       B-/B3         First Data Corp., 9.875%, 9/24/15 (144A)           $  1,378,800
     1,110,000       CCC+/Caa1     Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)          999,000
                                                                                      ------------
                                                                                      $  2,377,800
                                                                                      ------------
                                   Application Software - 0.3%
       500,000       CCC+/Caa1     Open Solutions, Inc., 9.75%, 2/1/15 (144A)         $    482,500
                                                                                      ------------
                                   Total Software & Services                          $  3,240,300
                                                                                      ------------
                                   Technology Hardware & Equipment - 0.6%
                                   Computer Hardware - 0.4%
       870,000       CCC+/Caa1     Activant Solutions, Inc., 9.5%, 5/1/16             $    793,875
                                                                                      ------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal                S&P/Moody's
Amount                   Ratings
USD($)                   (unaudited)                                                               Value
                                       Electronic Manufacturing Services - 0.2%
           300,000       B/NR          Cia de Transporte de Energia Electrica de Alta
                                       Tension SA, 8.875%, 12/15/16 (144A)                  $    276,750
            70,000       B-/B2         Sanmina-SCI Corp., 6.75%, 3/1/13                           61,075
                                                                                            ------------
                                                                                            $    337,825
                                                                                            ------------
                                       Total Technology Hardware & Equipment                $  1,131,700
                                                                                            ------------
                                       Semiconductors & Semiconductor Equipment - 0.7%
                                       Semiconductors - 0.7%
         1,000,000(b)    B/B1          Freescale Semiconductor, Inc., 9.125%, 12/15/14      $    905,000
           500,000       B/B2          Freescale Semiconductor, Inc., 10.125%, 12/15/16          453,125
                                                                                            ------------
                                       Total Semiconductors & Semiconductor
                                       Equipment                                            $  1,358,125
                                                                                            ------------
                                       Telecommunication Services - 4.2%
                                       Alternative Carriers - 0.5%
         1,000,000       CCC+/Caa1     PAETEC Holding Corp., 9.5%, 7/15/15 (144A)           $  1,025,000
                                                                                            ------------
                                       Integrated Telecommunication Services - 1.0%
         1,200,000       B-/B3         GC Impsat Holdings I Plc, 9.875%,
                                       2/15/17 (144A)                                       $  1,167,000
           142,000       NR/Baa3       Tele Norte Leste Participacoes SA,
                                       8.0%, 12/18/13                                            150,520
           500,000       BB-/Ba3       Windstream Corp., 8.625%, 8/1/16                          535,000
                                                                                            ------------
                                                                                            $  1,852,520
                                                                                            ------------
                                       Wireless Telecommunication Services - 2.7%
           910,000       CCC+/B3       Broadview Networks Holdings, Inc., 11.375%,
                                       9/1/12 (144A)                                        $    964,600
           500,000       CCC+/Caa3     Cell C Property, Ltd., 11.0%, 7/1/15 (144A)               410,000
           500,000       CCC/Caa1      Cricket Communications, Inc., 9.375%,
                                       11/1/14 (144A)                                            496,250
           150,000       NR/B3         Digicel, Ltd., 9.25%, 9/1/12 (144A)                       153,750
 EURO      500,000(a)    CCC+/Caa1     Hellas Telecommunications Luxembourg II,
                                       10.732%, 1/15/15 (144A)                                   708,912
           850,000(d)    B-/B3         Intelsat Intermediate Holding Co., Ltd.,
                                       0.0%, 2/1/15                                              699,125
           400,000       B-/B2         Kabel Deutschland GmbH, 10.625%, 7/1/14                   434,000
         1,330,000       B/B1          True Move Co., Ltd., 10.375%, 8/1/14 (144A)             1,360,683
                                                                                            ------------
                                                                                            $  5,227,320
                                                                                            ------------
                                       Total Telecommunication Services                     $  8,104,840
                                                                                            ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD($)        (unaudited)                                                            Value
                            Utilities - 1.5%
                            Electric Utilities - 1.3%
2,000,000     BB-/Ba3       Intergen NV, 9.0%, 6/30/17 (144A)                 $  2,115,000
  250,000     NR/NR         Mirant JPSCo. Finance, Ltd., 11.0%,
                            7/6/16 (144A)                                          270,000
                                                                              ------------
                                                                              $  2,385,000
                                                                              ------------
                            Independent Power Producers & Energy Traders - 0.2%
  390,000     CCC/B3        Texas Competitive Electric Holdings Co. LLC,
                            10.25%, 11/1/15 (144A)                            $    391,950
                                                                              ------------
                            Total Utilities                                   $  2,776,950
                                                                              ------------
                            TOTAL CORPORATE BONDS & NOTES
                            (Cost $121,935,674)                               $119,682,607
                                                                              ------------
                            CONVERTIBLE BONDS & NOTES - 0.2% of Net Assets
                            Real Estate - 0.2%
                            Retail Real Estate Investment Trust - 0.2%
  400,000     NR/NR         General Growth Properties, Inc., 3.98%,
                            4/15/27 (144A)                                    $    363,000
                                                                              ------------
                            TOTAL CONVERTIBLE BONDS & NOTES
                            (Cost $384,160)                                   $    363,000
                                                                              ------------
                            FLOATING RATE LOAN INTERESTS - 33.7% of Net Assets (f)
                            Energy - 0.8%
                            Oil & Gas Exploration & Production - 0.8%
  562,000     B+/Ba3        Concho Resources, Inc., Second Lien Term Loan,
                            9.755%, 3/27/12                                   $    560,595
  996,429     NR/Ba2        W&T Offshore, Inc., Tranche B Term Loan,
                            7.45%, 5/26/10                                         992,692
                                                                              ------------
                            Total Energy                                      $  1,553,287
                                                                              ------------
                            Materials - 2.9%
                            Paper Packaging - 0.8%
1,496,193     BB+/NR        Georgia-Pacific LLC, Term Loan B,
                            6.948% - 7.11%, 12/20/12                          $  1,463,196
                                                                              ------------
                            Steel - 1.4%
1,845,375     BB-/B3        Algoma Steel, Inc., Term Loan, 8.09%, 6/20/13     $  1,780,787
  898,375     NR/B1         Niagara Corp., Term Loan, 10.129%, 6/29/14             862,440
                                                                              ------------
                                                                              $  2,643,227
                                                                              ------------
                            Forest Products - 0.7%
1,500,000     NR/Ba3        Ainsworth Lumber Co., Ltd., Term Loan,
                            8.375%, 6/26/14                                   $  1,447,500
                                                                              ------------
                            Total Materials                                   $  5,553,923
                                                                              ------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD($)        (unaudited)                                                               Value
                            Capital Goods - 1.0%
                            Construction & Farm Machinery & Heavy Trucks - 1.0%
2,000,000     BB-/B2        Rental Service Corp., Second Lien Initial Term
                            Loan, 8.82% - 8.85%, 11/30/13                        $  1,980,000
                                                                                 ------------
                            Total Capital Goods                                  $  1,980,000
                                                                                 ------------
                            Commercial Services & Supplies - 1.3%
                            Environmental & Facilities Services - 1.3%
1,246,875     BB-/Ba3       Synagro Technologies, Inc., First Lien Term Loan,
                            7.5%, 4/2/14                                         $  1,214,145
1,223,109     B/Ba3         Waste Services, Inc., Tranche E Term Loan,
                            8.05%, 3/31/11                                          1,204,763
                                                                                 ------------
                            Total Commercial Services & Supplies                 $  2,418,908
                                                                                 ------------
                            Consumer Durables & Apparel - 1.3%
                            Homebuilding - 0.8%
2,000,000     BB/Ba3        LandSource Communities Development LLC,
                            Second Lien Term Loan, 9.86%, 2/27/14                $  1,605,000
                                                                                 ------------
                            Housewares & Specialties - 0.5%
  997,494     BB-/Ba3       Yankee Candle Company, Inc., Term Loan,
                            7.2%, 2/6/14                                         $    971,933
                                                                                 ------------
                            Total Consumer Durables & Apparel                    $  2,576,933
                                                                                 ------------
                            Consumer Services - 1.5%
                            Casinos & Gaming - 1.5%
1,000,000     B/NR          Fontainebleau Las Vegas, LLC/Fontainebleau Las
                            Vegas II, LLC, Intial Term Loan, 8.61%, 6/6/14       $    977,500
  833,350     BB-/NR        New World Gaming Partners, First Lien Term Loan,
                            2.5%, 6/15/14                                             800,016
1,000,000     BB-/Caa1      New World Gaming Partners, Second Lien Term
                            Loan, 5.5%, 12/16/14                                      935,000
  250,000     BB-/B2        Riviera Holdings Corp., Term Loan, 7.36%, 6/8/14          247,812
                                                                                 ------------
                            Total Consumer Services                              $  2,960,328
                                                                                 ------------
                            Media - 3.1%
                            Broadcasting & Cable Television - 1.0%
2,000,000     B+/B1         Charter Communications Operating, LLC,
                            Replacement Term Loan, 7.35%, 3/6/14                 $  1,956,250
                                                                                 ------------
                            Movies & Entertainment - 0.5%
  997,500     B+/B1         Lodgenet Entertainment Corp., Closing Date Term
                            Loan, 7.2%, 4/4/14                                   $    980,979
                                                                                 ------------

 The accompanying notes are an integral part of these financial statements.  23

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal     S&P/Moody's
Amount        Ratings
USD($)        (unaudited)                                                                 Value
                            Publishing - 1.6%
1,246,875     CCC+/Ba1      Canwest Mediaworks, LP, Credit D Term Loan,
                            7.34%, 7/10/14                                         $  1,234,406
1,736,845     B/Ba3         Riverdeep Interactive Learning USA, Inc., Term
                            Loan, 7.948%, 12/20/13                                    1,729,607
                                                                                   ------------
                                                                                   $  2,964,013
                                                                                   ------------
                            Total Media                                            $  5,901,242
                                                                                   ------------
                            Retailing - 1.0%
                            Apparel, Accessories & Luxury Goods - 1.0%
1,884,304     BB-/Ba2       Hanesbrands, Inc., Term Loan B,
                            7.105% - 7.11%, 9/5/13                                 $  1,863,460
                                                                                   ------------
                            Total Retailing                                        $  1,863,460
                                                                                   ------------
                            Household & Personal Products - 0.9%
                            Household Products - 0.9%
2,000,000     B/B1          Huish Detergents, Inc., Second Lien Term Loan,
                            9.45%, 10/26/14                                        $  1,743,750
                                                                                   ------------
                            Total Household & Personal Products                    $  1,743,750
                                                                                   ------------
                            Health Care Equipment & Services - 4.9%
                            Health Care Equipment & Services - 0.9%
1,745,603     NR/B2         Talecris Biotherapeutics Holdings Corp., First Lien
                            Term Loan, 9.08%, 12/6/13                              $  1,740,511
                                                                                   ------------
                            Health Care Supplies - 0.6%
  498,750     B+/B2         IM US Holdings, LLC, First Lien Term Loan,
                            7.198%, 6/26/14                                        $    489,398
  600,000     B+/B2         IM US Holdings, LLC, Second Lien Term Loan,
                            9.448%, 6/26/15                                             598,875
                                                                                   ------------
                                                                                   $  1,088,273
                                                                                   ------------
                            Health Care Services - 0.8%
1,500,000     B/B3          HealthSouth Corp., Term Loan, 7.82%, 3/10/13           $  1,471,534
                                                                                   ------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD($)         (unaudited)                                                              Value
                             Health Care Facilities - 2.6%
   938,128     NR/Ba3        CHS/Community Health Systems, Inc., Term Loan,
                             7.57%, 7/25/14                                      $    917,607
 1,745,581     B+/Ba3        Hanger Orthopedic Group, Inc., Tranche B Term
                             Loan, 7.45%, 5/26/13                                   1,711,760
   997,487     B+/B2         HCA, Inc., Tranche B Term Loan, 7.448%,
                             11/18/13                                                 976,217
   498,858     BB-/Ba3       Psychiatric Solutions, Inc., Term Loan,
                             7.09% - 7.134%, 7/2/12                                   490,128
    57,949     B+/B1         Sun Healthcare Group, Inc., Delayed Draw Term
                             Loan, 7.066%, 4/19/14                                     56,500
   162,256     B+/B1         Sun Healthcare Group, Inc., Synthetic LC Loan,
                             5.26%, 4/19/14                                           158,200
   706,608     B+/B1         Sun Healthcare Group, Inc., Term Loan,
                             6.893% - 7.381%, 4/19/14                                 688,943
                                                                                 ------------
                                                                                 $  4,999,355
                                                                                 ------------
                             Total Health Care Equipment & Services              $  9,299,673
                                                                                 ------------
                             Diversified Financials - 3.1%
                             Specialized Finance - 1.3%
   877,981     BB-/B3        Ace Cash Express, Inc., Term Loan,
                             8.34% - 8.39%, 10/5/13                              $    860,422
   439,482     NR/Ba2        Louis No. 1 PLC, Pre-Funded LC Loan,
                             7.86%, 11/4/13                                           432,890
 1,337,774     NR/Ba2        Louis No. 1 PLC, Term Loan, 8.129%, 11/4/13            1,317,707
                                                                                 ------------
                                                                                 $  2,611,019
                                                                                 ------------
                             Consumer Finance - 1.4%
   994,987     B-/B2         Collect Acquisition Corp., Facility Term Loan B,
                             8.2% - 8.36%, 5/15/13                               $    968,247
 1,005,934     BB-/NR        Dollar Financial Corp., Canadian Borrower Term
                             Loan, 7.95%, 10/30/12                                    980,786
   739,658     BB-/NR        Dollar Financial Corp., Delayed Draw Term Loan,
                             7.95%, 10/30/12                                          721,166
                                                                                 ------------
                                                                                 $  2,670,199
                                                                                 ------------
                             Asset Management & Custody Banks - 0.4%
   748,125     BB+/B1        Asset Acceptance Capital Corp., Tranche B Term
                             Loan, 7.625%, 6/12/13                               $    725,681
                                                                                 ------------
                             Total Diversified Financials                        $  6,006,899
                                                                                 ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD($)         (unaudited)                                                            Value
                             Insurance - 2.0%
                             Insurance Brokers - 1.3%
    28,686     B/B2          HUB International, Ltd., Delay Draw Term Loan,
                             8.01%, 6/13/14                                    $     28,166
   407,475     B/B3          HUB International, Ltd., Initial Term Loan,
                             8.203%, 6/13/14                                        400,090
 1,995,000     B-/B2         USI Holdings Corp., Tranche B Term Loan,
                             7.95%, 5/5/14                                        1,965,075
                                                                               ------------
                                                                               $  2,393,331
                                                                               ------------
                             Multi-Line Insurance - 0.7%
   498,750     B-/B2         AmWins Group, Inc., Initial Term Loan,
                             7.82% - 8.07%, 6/8/13                             $    473,813
 1,000,000     B-/B2         AmWins Group, Inc., Second Lien Initial Term
                             Loan, 10.84% - 11.07%, 6/9/14                          915,000
                                                                               ------------
                                                                               $  1,388,813
                                                                               ------------
                             Total Insurance                                   $  3,782,144
                                                                               ------------
                             Software & Services - 1.8%
                             Computer Storage & Peripherals - 1.8%
 1,989,975     B+/Ba3        SunGard Data Systems Inc., Term Loan B,
                             7.356%, 2/28/14                                   $  1,967,361
 1,492,500     BB-/B3        Vangent, Inc., Term Loan, 7.62%, 2/14/13             1,453,322
                                                                               ------------
                             Total Software & Services                         $  3,420,683
                                                                               ------------
                             Technology Hardware & Equipment - 1.3%
                             Electronic Equipment Manufacturers - 1.0%
 1,980,000     BB/Ba2        H3C Holdings, Ltd., Tranche B Term Loan,
                             8.141%, 9/28/12                                   $  1,900,800
                                                                               ------------
                             Technology Distributors - 0.3%
   515,000     B/B3          Scitor Corp., Term Loan, 9.38%, 9/28/14           $    515,000
                                                                               ------------
                             Total Technology Hardware & Equipment             $  2,415,800
                                                                               ------------
                             Semiconductors & Semiconductor Equipment - 0.5%
                             Semiconductors - 0.5%
   997,487     BB-/Ba3       Freescale Semiconductor, Inc., Term Loan,
                             7.11%, 11/29/13                                   $    959,650
                                                                               ------------
                             Total Semiconductors & Semiconductor
                             Equipment                                         $    959,650
                                                                               ------------
                             Telecommunication Services - 2.4%
                             Alternative Carriers - 0.7%
 1,250,000     B-/Ba3        PAETEC Holding Corp., Replacement Term Loan,
                             2.5%, 2/28/13                                     $  1,242,188
                                                                               ------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal      S&P/Moody's
Amount         Ratings
USD($)         (unaudited)                                                                 Value
                             Wireless Telecommunication Services - 1.7%
   997,475     B-/B1         Cricket Communications, Inc., Term Loan B,
                             7.448%, 6/16/13                                        $    985,733
 1,745,592     B/B1          MetroPCS Wireless, Inc., New Tranche B Term
                             Loan, 7.5% -7.625%, 11/4/13                               1,714,845
   625,000     B+/B1         Stratos Global Corp./Stratos Funding LP, Facility
                             Term Loan B, 7.948%, 2/13/12                                614,583
                                                                                    ------------
                                                                                    $  3,315,161
                                                                                    ------------
                             Total Telecommunication Services                       $  4,557,349
                                                                                    ------------
                             Utilities - 3.9%
                             Multi-Utilities - 0.8%
 1,500,000     B-/B3         Alliant Holdings I, Inc., Term Loan, 3.0%, 8/21/14     $  1,485,000
                                                                                    ------------
                             Independent Power Producers & Energy Traders - 3.1%
   750,000     B+/NR         Aeroflex, Inc., Tranche B-2 Term Loan,
                             9.313%, 8/15/14                                        $    738,750
 1,990,000     NR/NR         Calpine Corp., First Priority Term Loan,
                             7.448%, 3/29/09                                           1,973,121
   187,926     B/B2          Mach Gen, LLC, First Lien Synthetic LC Loan,
                             7.35%, 2/22/13                                              182,241
 1,802,991     B/B2          Mach Gen, LLC, First Lien Term Loan B,
                             7.2%, 2/22/14                                             1,748,451
   418,256     B+/Ba1        NRG Energy, Inc., Credit-Linked Deposit Loan,
                             7.11%, 2/1/13                                               410,179
 1,004,958     B+/Ba1        NRG Energy, Inc., Term Loan, 6.948%, 2/1/13                 985,550
                                                                                    ------------
                                                                                    $  6,038,292
                                                                                    ------------
                             Total Utilities                                        $  7,523,292
                                                                                    ------------
                             TOTAL FLOATING RATE LOAN INTERESTS
                             (Cost $66,390,763)                                     $ 64,517,321
                                                                                    ------------


The accompanying notes are an integral part of these financial statements.   27

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
                 Ratings
Shares           (unaudited)                                                               Value
                               WARRANTS - 0.0% of Net Assets (g)
                               Real Estate - 0.0%
                               Real Estate Management & Development - 0.0%
     750,000                   Neo-China Group Holdings, Ltd., Expires 7/22/12      $     65,316
                                                                                    ------------
                               TOTAL WARRANTS
                               (Cost $17,012)                                       $     65,316
                                                                                    ------------
   Principal
    Amount
    USD($)
                               TEMPORARY CASH INVESTMENTS - 4.5% of Net Assets
                               Commercial Paper - 4.5%
   8,505,000     NR/NR         BNP Paribas Finance, Inc., 4.9% 11/1/07              $  8,505,000
                                                                                    ------------
                               TOTAL TEMPORARY CASH INVESTMENTS
                               (Cost $8,505,000)                                    $  8,505,000
                                                                                    ------------
                               TOTAL INVESTMENTS IN SECURITIES - 101.1%
                               (Cost $197,638,701) (h)                              $193,544,570
                                                                                    ------------
                               OTHER ASSETS AND LIABILITIES - (1.1)%                $ (2,161,852)
                                                                                    ------------
                               NET ASSETS APPLICABLE TO COMMON
                               SHAREOWNERS - 100.0%                                 $191,382,718
                                                                                    ============

28  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NR     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2007, the value of these securities amounted to $89,435,098 or 46.7% of total net assets.

(a)    Floating rate note. The rate shown is the rate at October 31, 2007.

(b) Represents a pay-in-kind security which may pay interest in additional principal.

(c)    Security is a perpetual bond and has no definite maturity date.

(d) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at October 31, 2007.

(e)    Security is priced as a unit.

(f) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally
       (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or
       (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at October 31, 2007.

(g)    Non-income producing.

(h) At October 31, 2007, the net unrealized loss on investments based on cost for federal income tax purposes of $197,638,701 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                        $  1,245,663
       Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                          (5,339,794)
                                                                                 ------------
       Net unrealized loss                                                       $ (4,094,131)
                                                                                 ============

       For financial reporting purposes net unrealized loss was $4,094,131 and cost of investments aggregated $197,638,701.

Glossary of Terms:
LC - Letter of Credit

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
EURO Euro
NOK  Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the period ended October 31, 2007, aggregated $197,973,924 and $8,063,331, respectively.


The accompanying notes are an integral part of these financial statements.   29

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 10/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $197,638,701)       $193,544,570
  Foreign currencies, at value (cost $3,888,431)                   4,125,015
  Receivables -
    Paydowns                                                           2,066
    Interest                                                       3,349,978
    Commitment fees                                                      605
                                                                ------------
     Total assets                                               $201,022,234
                                                                ------------
LIABILITIES:
  Payables -
    Investment securities purchased                             $  9,302,169
  Unrealized depreciation on unfunded loan commitment                 26,286
  Due to custodian                                                   121,858
  Due to affiliate                                                   128,020
  Accrued expenses                                                    61,183
                                                                ------------
     Total liabilities                                          $  9,639,516
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $194,273,750
  Undistributed net investment income                              1,150,634
  Accumulated net realized loss on investments and foreign
    currency transactions                                           (161,848)
  Net unrealized loss on investments                              (4,120,417)
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in
    foreign currencies                                               240,599
                                                                ------------
     Net assets                                                 $191,382,718
                                                                ============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $191,382,718/8,154,188 shares                        $      23.47
                                                                ============


30  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Period 5/30/07 (commencement of operations) to 10/31/07

INVESTMENT INCOME:
    Interest                                               $ 6,692,705
    Facility and other fees                                      9,810
                                                           -----------
     Total investment income                                                  $ 6,702,515
                                                                              -----------
EXPENSES:
    Management fees                                        $   668,481
    Administrative fees and reimbursement                       68,814
    Transfer agent fees and expenses                             8,191
    Custodian fees                                              12,873
    Registration fees                                            5,251
    Organization costs                                          51,000
    Professional fees                                           30,769
    Printing expense                                             3,488
    Trustees' fees                                               3,488
    Pricing fees                                                16,324
    Miscellaneous                                                4,673
                                                           -----------
     Total expenses                                                           $   873,352
       Less management fees waived and expenses
         reimbursed by Pioneer Investment
         Management, Inc.                                                        (114,059)
       Reimbursement of organization fees                                         (51,000)
                                                                              -----------
     Net expenses                                                             $   708,293
                                                                              -----------
       Net investment income                                                  $ 5,994,222
                                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain (loss) from:
     Investments                                           $  (226,605)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies        64,757        $  (161,848)
                                                           -----------        -----------
    Net unrealized gain (loss) from:
     Investments                                           $(4,094,131)
     Unfunded corporate loans                                  (26,286)
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies       240,599        $(3,879,818)
                                                           -----------        -----------
         Net loss on investments and foreign currency
           transactions                                                       $(4,041,666)
                                                                              -----------
    Net increase in net assets resulting from operations                      $ 1,952,556
                                                                              ===========


The accompanying notes are an integral part of these financial statements.   31

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period 5/30/07 (commencement of operations) to 10/31/07

                                                                              5/30/07
                                                                                to
                                                                             10/31/07
                                                                            (unaudited)
FROM OPERATIONS:
  Net investment income                                                    $  5,994,222
  Net realized loss on investments and foreign currency transactions           (161,848)
  Net unrealized loss on investments and foreign currency
    transactions                                                             (3,879,818)
                                                                           ------------
    Net increase in net assets resulting from operations                   $  1,952,556
                                                                           ------------
DISTRIBUTIONS TO SHAREOWNERS:
  Net investment income ($0.59 per share)                                  $ (4,843,588)
                                                                           ------------
    Total distributions to shareowners                                     $ (4,843,588)
                                                                           ------------
FROM TRUST SHARE TRANSACTIONS:
  Net proceeds from the issuance of shares                                 $174,287,500
  Net proceeds from the underwriters' over-allotment option exercised        20,293,750
  Offering expenses charged to paid-in-capital                                 (407,500)
                                                                           ------------
    Net increase in net assets resulting from Trust share transactions     $194,173,750
                                                                           ------------
    Net increase in net assets                                             $191,282,718
NET ASSETS:
  Beginning of period                                                      $    100,000
                                                                           ------------
  End of period                                                            $191,382,718
                                                                           ============
  Undistributed net investment income                                      $  1,150,634
                                                                           ============


32  The accompanying notes are an integral part of these financial statements.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            5/30/07 (b)
                                                                to
                                                             10/31/07
                                                            (unaudited)
Per Common Share Operating Performance
Net asset value, beginning of period                         $ 23.88(c)
                                                             -------
Increase (decrease) from investment operations:(a)
  Net investment income                                      $  0.75
  Net realized and unrealized loss on investments and
   foreign currency transactions                               (0.52)
                                                             -------
   Net increase from investment operations                   $  0.23
Distributions from net investment income                       (0.59)
Capital charge with respect to issuance of shares              (0.05)
                                                             -------
Net decrease in net asset value                              $ (0.41)
                                                             -------
Net asset value, end of period(d)                            $ 23.47
                                                             =======
Market value, end of period(d)                               $ 21.06
                                                             =======
Total return at market value (e)                              (13.39)%
Ratios to average net assets
Net expenses                                                    0.90%(f)
Net investment income                                           7.62%(f)
Portfolio turnover                                                 6%
Net assets end of period (in thousands)                     $191,383
Ratios to average net assets before reimbursement
  of expenses
  Net expenses                                                  1.11%(f)
  Net investment income                                         7.41%(f)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) The Trust commenced operations on May 30, 2007.
(c) Net asset value immediately after the closing of the first public offering was $23.83.
(d) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.

(e) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.
(f) Annualized.

    The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the period indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


The accompanying notes are an integral part of these financial statements.   33

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Diversified High Income Trust (the "Trust") was organized as a Delaware statutory trust on January 30, 2007. Prior to commencing operations on May 30, 2007, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance to Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), of 4,188 shares of beneficial interest at an aggregate purchase price of $100,000. PIM has agreed to pay all the Trust's organizational expenses and to pay the amount by which the aggregate offering costs (other than the sales load) exceed $0.05 per share of the common share offering. The investment objective of the Trust is to provide a high level of current income. The Trust will, as a secondary objective, also seek preservation of capital to the extent consistent with its primary goal of high current income.

The Trust's investments in certain foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

Information regarding the Trust's principal risks is contained in the Trust's original offering prospectus, with additional information included in the Trust's Shareowner reports from time to time. Please refer to those documents when considering the Trust's risks. At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The Trust invests in below investment grade (high yield) debt securities, floating rate loans and event-linked bonds sometimes referred to as "catastrophic" bonds or "insurance-linked" bonds. The Trust may invest in securities and other obligations of any credit quality, including those that are rated below investment grade, or are unrated but are determined by the investment adviser and/or subadviser to be of equivalent credit quality. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

principal. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. The Trust may invest in securities of issuers that are in default or that are in bankruptcy.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements, which are consistent with those generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. Investments in floating rate loans are valued in accordance with guidelines established by the Board of Trustees at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation. For the limited number of loans for which no reliable price quotes are available, such investments will be valued by Loan Pricing Corporation through the use of pricing matrices to determine valuations.

    Fixed-income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by values obtained from dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities or loans for which quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Trust's shares are determined as of such times. The Trust may

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

    also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of October 31, 2007, the Trust held no fair valued securities. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized, respectively, daily, on an effective yield to maturity basis and are included in interest income. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.


B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C.  Forward Foreign Currency Contracts

    The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 3).


D.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized loss on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year.


E.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notifying American Stock Transfer & Trust Company, the agent for shareowners in administering the Plan (the "Plan Agent"), in writing prior to any dividend record date;

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

    otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

    Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the American Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.


2. Management Agreement

PIM manages the Trust's portfolio. Management fees payable under the Trust's Advisory Agreement with PIM are calculated daily at the annual rate of 0.85% of the Trust's average daily managed assets. "Managed assets" is the average daily value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. For the period ended October 31, 2007, the net management fee was equivalent to 0.70% of the Trust's average daily managed assets.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. Included in "Due to affiliate" reflected on the Statement of Assets and Liabilities is $128,020 in management fees, administrative costs and certain other services payable to PIM at October 31, 2007.

PIM has appointed Princeton Administrators, LLC ("Princeton") to provide certain administrative and accounting services to the Trust on its behalf. PIM pays Princeton a monthly fee equal to 0.07% of the Trust's average daily managed assets up to $500 million and 0.03% for average daily managed assets in excess of $500 million, subject to a minimum monthly fee of $10,000. Princeton receives no compensation directly from the Trust.

PIM has engaged Montpelier Capital Advisors, Ltd. to act as the Trust's investment sub-adviser ("Sub-adviser") with respect to the Trust's investments in event-linked bonds. PIM pays the Sub-adviser a monthly fee at an annual rate of 0.80% of the Trust's average daily Sub-advised assets; provided, however, that such fee shall in no event be less than 0.15% of the Trust's average daily managed assets. The fee is paid monthly in arrears. The Sub-adviser receives no compensation directly from the Trust.

Also, PIM has agreed for the first three years of the Trust's investment operations to limit the Trust's total annual expenses excluding offering costs for common shares, interest expense, the cost of defending or prosecuting any claim or litigation to which the Trust is a party (together with any amount in judgment or settlement), indemnification expense or taxes incurred due to the failure of the Trust to qualify as a regulated investment company under the Code or any other non-recurring or non-operating expenses to 0.90% of the Trust's average daily managed assets in year 1, 0.95% of the Trust's average daily managed assets in year 2 and 1.00% of the Trust's average daily managed assets in year 3. This is a contractual limit and may not be terminated by the adviser for three years. There can be no assurance that it will be continued after that time. For the period ended October 31, 2007, the expense reduction under such arrangements was $114,059.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

3. Forward Foreign Currency Contracts

The Trust may enter into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Trust may close out such contracts by entering into an offsetting hedge contract. At October 31, 2007, the Trust had no outstanding portfolio hedges or forward currency settlement contracts.


4. Unfunded Loan Commitments

As of October 31, 2007, the Trust had unfunded loan commitments of approximately $1,159,000 which extended at the option of the borrower, pursuant to the following loan agreements:

--------------------------------------------------------------------------------
                                                             Unfunded
                                                            Commitment
Borrower                                                  (in thousands)
--------------------------------------------------------------------------------
  CHS/Community Health Systems, Inc., Delayed Draw
   Term Loan                                                  $  62
  Fontainebleau Las Vegas, LLC/Fontainebleau
   Las Vegas II, LLC, Delayed Draw Term Loan                  $ 500
  HUB International Holdings, Inc., Delayed Draw
   Term Loan                                                  $  63
  New World Gaming Partners, Delayed Draw
   Term Loan                                                  $ 166
  NRG Holdings, Inc., Term Loan                               $ 322
  Sun Healthcare Group, Inc., Delayed Draw Term Loan          $  46
--------------------------------------------------------------------------------


5. Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with American Stock Transfer & Trust Company, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 8,154,188 common shares of beneficial interest outstanding at October 31, 2007, PIM owned 4,188 shares.

Transactions in common shares of beneficial interest for the period May 30, 2007 (commencement of investment operation) to October 31, 2007 were as follows:

--------------------------------------------------------------------------------
  Shares issued in connection with initial
   public offering                                   7,300,000
  Shares issued from underwriters' over-allotment
   option exercised                                    850,000
  Shares at beginning of period                          4,188
                                                     ---------
   Shares outstanding at end of period               8,154,188
                                                     =========
--------------------------------------------------------------------------------


Offering costs of $407,500 incurred in connection with the Trust's offering of common shares have been charged to paid-in capital.


7. New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157 Fair Value Measurements ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is currently evaluating the implications of SFAS 157 and its impact on the Trust's financial statement disclosures, if any, has not been determined.


8. Subsequent Event

Subsequent to October 31, 2007, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.198 per common share payable November 30, 2007, to common shareowners of record on November 15, 2007.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 10/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)

During the period, there were no material changes in the Trust's investment objective or fundamental policies that were not approved by the shareowners. There were no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There were no changes in the principal risk factors associated with investment in the Trust. There were no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer Diversified High Income Trust
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees                                  Officers
     John F. Cogan, Jr., Chairman              John F. Cogan, Jr., President
     David R. Bock                             Daniel K. Kingsbury, Executive
     Mary K. Bush                                Vice President
     Margaret B.W. Graham                      Vincent Nave, Treasurer
     Daniel K. Kingsbury                       Dorothy E. Bourassa, Secretary
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop


Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Legal Counsel
Bingham McCutchen LLP

Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Shareowner Services and Sub-Transfer Agent
American Stock Transfer & Trust Company

Investment Sub-Adviser
Montpelier Capital Advisors, Ltd.

Sub-Administrator
Princeton Administrators, LLC


Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

You can call American Stock Transfer & Trust Company (AST) for:

Account Information                              1-800-710-0935

Or write to AST:

For                                              Write to
General inquiries, lost dividend checks,         American Stock
change of address, lost stock certificates,      Transfer & Trust
stock transfer                                   Operations Center
                                                 6201 15th Ave.
                                                 Brooklyn, NY 11219
Dividend reinvestment plan (DRIP)                American Stock
                                                 Transfer & Trust
                                                 Wall Street Station
                                                 P.O. Box 922
                                                 New York, NY 10269-0560
Website                                          www.amstock.com

For additional information, please contact your investment advisor or visit our web site www.pioneerinvestments.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Trust's Chief Executive Officer is required by the New York Stock Exchange's Listing Standards to file annually with the Exchange a certification that he is not aware of any violation by the Trust of the Exchange's Corporate Governance Standards applicable to the Trust. The Trust has filed such certification.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.


N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Information not required in semi annual reports on form NCSR.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any affiliated purchaser as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934 (the Exchange Act), of shares of the registrants equity securities that are registered by the registrant pursuant to
Section 12 of the Exchange Act.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 28, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date December 28, 2007

* Print the name and title of each signing officer under his or her signature.